Accounting Policies, by Policy (Policies)	3 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited interim condensed financial statements (“Interim Financial Statements”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and SEC interim requirements and are shown in condensed form and should be read in conjunction with the Company’s audited annual financial statements and related notes. Certain information and disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to applicable interim reporting requirements. These Interim Financial Statements reflect all adjustments, consisting only of normal recurring items that management considers necessary for a fair presentation of the results for the interim periods.

Use of Estimates

Use of Estimates

The preparation of the Company’s Interim Financial Statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Interim Financial Statements and the reported results of operations during the reporting period. Significant estimates include the allowance for credit losses, capitalization of platform development costs and associated useful lives and other acquired intangible assets and associated useful lives, valuation allowances for deferred tax assets and uncertain tax positions, valuation of stock options and warrants, and assumptions used to calculate certain contingent liabilities. These estimates are based on information available as of the date of the Interim Financial Statements and, as such, actual results could differ from management’s estimates.

Revenue Recognition

Revenue Recognition

In accordance with Accounting Standards Codification 606, Revenue from Contracts with Customers (“ASC 606”), revenues are recognized when control of the promised goods or services are transferred to the customer in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services.

The Company generates revenue from digital advertising, sponsorship and other service arrangements, partner and publisher arrangements, syndication arrangements, and digital subscriptions. The Company evaluates each significant revenue stream and contractual arrangement to determine whether it is acting as principal or agent. When the Company controls the promised good or service before transfer to the customer, revenue is recognized on a gross basis. When the Company’s role is to arrange for another party to provide the good or service, revenue is recognized on a net basis.

Because the Company enters into multiple types of revenue arrangements, its principal versus agent conclusion is evaluated separately for each significant revenue stream and contractual arrangement. In making this determination, the Company considers the indicators of control under ASC 606, including primary responsibility for fulfillment, inventory risk, and discretion in establishing price. Accordingly, some arrangements are recognized on a gross basis and others on a net basis, depending on whether the Company controls the promised good or service before transfer to the customer. Significant costs of revenue are presented as a separate line item on the statements of operations.

Disaggregation of Revenue

Disaggregation of Revenue

The following table provides revenue disaggregated by category and timing of recognition:

	Three Months Ended March 31,
	2026	2025
Revenue by category:
Digital revenue
Point in time revenue recognition
Direct advertising	$18	$42
Publisher revenue	145	112
Syndication revenue	68	26
Other digital revenue	-	11
Total digital revenue	231	191
Service revenue
Over-time revenue recognition
Sponsorship	322	255
Total service revenue	322	255
Total revenue	$553	$446

Contract Balances

Contract Balances

The timing of the Company’s performance under its various contracts often differs from the timing of the customer’s payment, which results in the recognition of a contract asset receivable or a contract liability (unearned revenue).

The following table provides information about contract balances:

	March 31, 2026	December 31, 2025
Unearned revenue (short-term contract liabilities)
Direct advertising revenue	$13	$-
Non-advertising Service revenue	49	109
	$62	$109

Unearned revenue, also referred to as contract liabilities, are contracts signed in advance of performance and are recognized as revenue over time. The Company records contract liabilities as unearned revenue on the unaudited condensed interim balance sheets. Direct advertising revenue and service revenue of $81was recognized during the three months ended March 31, 2026. No direct advertising revenue and service revenue was recognized during the three months ended March 31, 2025.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company maintains cash and cash equivalents at banks where amounts on deposit may exceed the Federal Deposit Insurance Corporation limit of $250 during the year. Cash and cash equivalents represent cash and highly liquid investments with an original contractual maturity at the date of purchase of three months or less. As of March 31, 2026, and December 31, 2025, cash and cash equivalents of $497 and $534, respectively, consisted primarily of checking and money market balances. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk regarding its cash and cash equivalents.

USDC

USDC

USDC is a stablecoin redeemable on a one-to-one basis for U.S. dollars and is accounted for as a financial instrument in the Company’s balance sheets. Circle Internet Financial, LLC (“Circle”) and its affiliate, Circle Internet Financial Europe SAS is the issuer of USDC, a crypto-asset stablecoin with a conversion rate of 1:1 pegged to the U.S. Dollar. The Company records USDC at cost, which approximates fair value, and subsequently measures it at fair value each reporting period.

Changes in the fair value of USDC, if any, are recognized in other income (expense), net in the unaudited condensed interim statements of operations. From time to time, the Company utilizes USDC to pay vendors and accepts USDC as payment from customers or investors in lieu of cash and cash equivalents.

There are volatility risks related to stablecoins, which are designed to have a relatively stable price relative to an underlying physical asset, most commonly a fiat currency, such as U.S. dollars, or an exchange-traded commodity. The stability of a stablecoin results from the underlying assets backing the stablecoin that are held by the stablecoin issuer in reserve accounts, among other factors, such as the ability of a holder to redeem the stablecoin from its issuer at par. The issuers of certain stablecoins currently retain broad discretion to determine the composition and amounts of assets held in the issuers’ accounts backing those stablecoins, and to substitute assets other than the fiat currency that is initially deposited. The composition of backing assets varies considerably across popular stablecoins, with some stablecoins backed entirely by off-chain assets including cash or short-term, highly liquid assets, and others backed by assets significantly less liquid than cash or cash equivalents. In the case of USDC, Circle reported that, as of December 31, 2025, underlying reserves were held in cash, short-duration U.S. Treasuries, and overnight U.S. Treasury repurchase agreements within segregated accounts for the benefit of USDC holders.

Crypto Assets

Crypto Assets

The Company holds crypto assets, including BTC, for investment and operational purposes. Crypto assets are digital assets recorded on blockchain-based distributed ledger networks and traded on digital asset exchanges. The Company measures its crypto assets at fair value at each reporting date based on quoted market prices in active markets. Changes in the fair value of crypto assets are recognized in earnings in the period in which they occur. The Company determines the cost basis of its BTC using the first-in, first-out (FIFO) method. Realized gains and losses on dispositions are calculated based on this cost-based methodology.

As of March 31, 2026, the Company had the following crypto assets:

Crypto Asset	Coins Held	Cost Basis ($USD)	Fair Value ($USD)
Bitcoin ($BTC)	45.37	$5,630	$3,096

As of December 31, 2025, the Company had the following crypto assets:

Crypto Asset	Coins Held	Cost Basis ($USD)	Fair Value ($USD)
Bitcoin ($BTC)	59.67	$7,404	$5,222

Gains and losses related to the Company’s crypto assets primarily reflect the remeasurement of these assets to fair value during the reporting period. The fair value of BTC is determined using quoted prices in active markets and is classified within Level 1 of the fair value hierarchy.

Accounts Receivable and Allowance for Credit Losses

Accounts Receivable and Allowance for Credit Losses

The Company receives payments from direct advertising customers based upon contractual payment terms. Accounts receivable is recorded when the right to consideration becomes unconditional and are generally collected within the contractual payment terms. The Company generally receives payments from advertising and non-advertising service customers at the time of contract sign-up and in advance of providing services.

The Company performs an ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations. The Company records an allowance for credit losses at the amount that it believes will approximate anticipated losses. Accounts receivable are written-off when deemed uncollectible and collection of the receivable is no longer being actively pursued.

In determining the amount of the allowance, the Company considers its historical level of credit losses. The Company also makes judgments about the creditworthiness of significant customers based on ongoing credit evaluations, and the Company assesses current economic trends that might impact the level of credit losses in the future. Historically, the Company has had no significant write-offs of accounts receivable.

However, since the Company cannot reliably predict future changes in the financial stability of its customers, it cannot guarantee that its allowances will continue to be adequate. If actual credit losses are significantly greater than the estimated allowance, the Company would increase its general and administrative expenses and increase its reported net losses. No allowance was recorded as of March 31, 2026, and December 31, 2025. Accounts receivable as of March 31, 2026, and December 31, 2025, were $184 and $147, respectively.

Concentration

Concentration

The Company’s cash and cash equivalents, USDC, and accounts receivable are potentially subject to concentration of credit risk. The sections below further discuss these risks by type of concentration.

Significant Customers

The Company generates a significant portion of its revenue from a limited number of customers and service suppliers. For the three months ended March 31, 2026, revenue from three customers represented 24%, 14%, and 12% of total revenues. For the three months ended March 31, 2025, revenue from five customers represented 26%, 15%, 15%, 10%, and 10% of total revenues. Concentration of credit risk with respect to accounts receivable is limited to customers to whom the Company makes significant sales.

As of March 31, 2026, four customers accounted for approximately 43%, 37%, 14% and 5% of the Company’s total accounts receivable balance. The loss of these customers could have a material adverse effect on the Company’s operations and cash flows. As of December 31, 2025, four customers accounted for approximately 36%, 32%, 23%, and 8% of the Company’s total accounts receivable balance. The loss of these customers could have a material adverse effect on the Company’s operations and cash flows.

The Company continuously monitors the creditworthiness of its customers and service suppliers and maintains allowances for potential credit losses as management deems appropriate. To date, the Company has not experienced any material credit losses or write-offs of accounts receivable.

Significant Vendors

Concentrations of risk with respect to third party vendors who provide products and services to the Company are limited. If not limited, such concentrations could impact profitability if a vendor failed to fulfill their obligations or if a significant vendor was unable to renew an existing contract and the Company was not able to replace the related product or service at the same cost. For the three months ended March 31, 2026, three vendors accounted for approximately 34%, 17%, and 16% of the Company’s total cost of revenue. For the three months ended March 31, 2025, two vendors accounted for approximately 43% and 13% of the Company’s total cost of revenue.

As of March 31, 2026, two vendors accounted for 22% and 18% of the Company’s total accounts payable balance. As of December 31, 2025, four vendors accounted for 18%, 13%, 12% and 12% of the Company’s total accounts payable balance.

Platform Development

Platform Development

The Company capitalizes platform development costs for internal use when planning and design efforts are successfully completed, and development is ready to commence. The Company places capitalized platform development assets into service and commences amortization when the applicable project or asset is substantially complete and ready for its intended use. Once placed into service, the Company capitalizes the qualifying costs of specified upgrades or enhancements to capitalized platform development assets when the upgrade or enhancement will result in new or additional functionality. Costs associated with platform maintenance and training are expensed as incurred.

The Company capitalizes external labor costs, including payroll-based and stock-based compensation, benefits and payroll tax, direct testing costs, integral to release, tools or small scripts integral to building the release that are incurred for certain capitalized platform development projects related to the Platform.

Platform development costs are amortized on a straight-line basis over three years, which is the estimated useful life of the related asset and is recorded as an expense on the statements of operations. The amortization period may be accelerated if the useful life of the related asset is shortened.

As of March 31, 2026, and December 31, 2025, the Company had capitalized platform development costs of $299 and $623, respectively, as recorded within acquired and other intangible assets, net in the Company’s unaudited condensed interim balance sheets.

Intangible Assets

Intangible Assets

Definite-lived intangible assets, consisting of acquired and developed technology, and web domains, are amortized using the straight-line method over the estimated economic life of the assets. Definite-lived intangible assets are tested for recoverability whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The amortization of these assets is provided using the straight-line method over the following estimated useful lives:

Platforms	3 years
Web domains	15 years

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The authoritative guidance with respect to fair value established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels and requires that assets and liabilities carried at fair value be classified and disclosed in one of three categories, as presented below. Disclosure as to transfers in and out of Levels 1 and 2, and activity in Level 3 fair value measurements, is also required.

Level 1. Observable inputs such as quoted prices in active markets for an identical asset or liability that the Company has the ability to access as of the measurement date. Financial assets and liabilities utilizing Level 1 inputs include active-exchange traded securities and exchange-based derivatives.

Level 2. Inputs, other than quoted prices included within Level 1, which are directly observable for the asset or liability or indirectly observable through corroboration with observable market data. Financial assets and liabilities utilizing Level 2 inputs include fixed income securities.

Level 3. Unobservable inputs in which there is little or no market data for the asset or liability which requires the reporting entity to develop its own assumptions. Financial assets and liabilities utilizing Level 3 inputs include infrequently traded non-exchange-based derivatives and commingled investment funds and are measured using present value pricing models.

The Company determines the level in the fair value hierarchy within which each fair value measurement falls in its entirety, based on the lowest level input that is significant to the fair value measurement in its entirety. In determining the appropriate levels, the Company performs an analysis of the assets and liabilities at each reporting period end.

The carrying amount of the Company’s financial instruments comprised of cash, accounts receivable, accounts payable, USDC, and accrued expenses approximate fair value because of the short-term maturity of these instruments. USDC is contractually redeemable for fiat currency on demand. As any changes in the fair value are reported in earnings as they occur, the derecognition of USDC does not necessarily give rise to a gain or loss. The Company also holds BTC, a digital asset that is measured at fair value at each reporting period based on quoted prices in active markets, with changes in fair value recognized in earnings. Additionally, the instruments associated with the March 2026 Convertible Note and March 2026 Warrant are classified as level 2 on the fair value hierarchy as the valuation inputs include the price of similar, but not identical, instruments.

March 2026 Convertible Note and Warrants

On March 6, 2026, the Company completed a private financing and raised $2,000. As part of this financing, the Company issued a non-interest-bearing convertible note and warrant, referred to as the “March 2026 Convertible Note” and the “March 2026 Warrant,” respectively. The March 2026 Convertible Note converts into shares of Ryvyl upon the close of the merger. The number of shares received upon the conversion of the March 2026 Convertible Note at the close of the merger is calculated as approximately one percent of the fully diluted number of shares outstanding as of the merger date. Refer to Note 10, Subsequent Events, for more information on the merger. The March 2026 Convertible Note has a maturity date of June 1, 2026. At maturity, if the merger had not yet occurred, the March 2026 Convertible Note would have converted into class B shares of the Company at an exercise price of $2.55 per share. There are no cash payments due on the March 2026 Convertible Note. The March 2026 Warrant is exercisable into shares of Ryvyl for a one-year period beginning on the close date of the merger. The exercise price and number of underlying shares will be determined upon the closing of the merger and will be based on the number of shares received by the investor upon conversion of the March 2026 Convertible Note.

Upon conversion of the March 2026 Convertible Note and exercise of the March 2026 Warrant, the investor will receive restricted shares which it cannot sell or pledge for a period of time. These restrictions lapse and the shares become freely transferrable in equivalent tranches of twenty-five percent after 12 months, 15 months, 18 months, and 21 months following the close of the merger. As part of this issuance, the Company promised to provide the investor with additional shares if the Company’s market capitalization falls below certain thresholds as of the date the shares become freely transferrable. The issuance of additional shares, referred to as a “Price Protection Feature” is capped at $15 million.

The Company elected to account for the March 2026 Convertible Note under the fair value option whereby the Company will recognize the March 2026 Convertible Note at fair value with changes in fair value recognized in earnings except for changes in fair value due to the instrument specific credit risk, which is recognized in other comprehensive income.

The March 2026 Warrant is accounted for at fair value with changes in fair value recognized in earnings as it meets the definition of a derivative. As of March 31, 2026, the March 2026 Warrant does not qualify for a scope exception to derivative accounting since the March 2026 Warrant will be exercisable into an unknown number of shares. In subsequent reporting periods, the Company will continue to analyze the March 2026 Warrant to determine if it continues to meet the definition of a derivative and if it continues to not qualify for a scope exception to derivative accounting.

The Price Protection Feature is also accounted for at fair value with changes in fair value recognized in earnings as it represents an obligation to issue additional shares when the value of the Company’s shares decreases.

The fair value of the March 2026 Convertible Note, March 2026 Warrant, and Price Protection Feature at issuance was $1,403, $129 and $468, respectively. As the fair value of these instruments was deemed to have remained consistent from issuance to the end of the March 31, 2026, the Company did not recognize any changes in fair value in the unaudited condensed statement of operations or other comprehensive income for any changes in instrument specific credit risk for the March 2026 Convertible Note.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Recently issued accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This ASU aims to enhance the transparency of financial reporting by requiring public business entities (PBEs) to provide detailed disclosures about the components of significant expense captions presented in the income statement. The Company will be required to disclose, in a tabular format, the amounts recognized within each relevant expense caption in the income statement. This ASU is effective for fiscal years beginning after December 15, 2026; early adoption is permitted using either a prospective or retrospective transition method. The Company is not planning to early adopt ASU 2024-03.

Recently adopted accounting pronouncements

In July 2025, the FASB issued ASU No. 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). The amendments allow an entity to apply a practical expedient when estimating expected credit losses, which assumes that the current conditions as of the balance sheet date will not change for the remaining life of the accounts receivable and contract assets arising from contracts with customers. The amendments are effective for fiscal years beginning after December 15, 2025, and interim reporting periods within those fiscal years, with early adoption permitted. If the practical expedient is elected, the amendments should be applied prospectively. The Company adopted the amendments effective for the current fiscal year and the adoption did not have a material impact on the Company’s financial statements and related disclosures